FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT - Disclosure of Foreign Currency Denominated Financial Assets and Liabilities Which Expose the Group to Currency Risk (Details) - Currency risk - USD ($)
	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 6,094,084	$ 6,813,836
Long-term debt and other debts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	35,000,000	2,392,734
Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	41,094,084	9,206,570
Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	34,192,889	110,902,300
Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		10,338,493
Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 34,192,889	$ 121,240,793